SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

                                -----------------

                           DWS Core Fixed Income Fund

The fund's Board has approved the termination of Aberdeen Asset Management Inc. ("AAMI") as the fund's subadvisor. Effective on or about February 27, 2009, Deutsche Investment Management Americas Inc. (the "Advisor") will assume all day-to-day advisory responsibilities for the fund that were previously delegated to AAMI. The fund's Board has also approved certain changes to the fund's investment strategy.

Effective on or about February 27, 2009, the following information replaces "The Fund's Main Investment Strategy" section of the fund's prospectuses:

The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.

Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in fixed income securities. Fixed income securities include those of the US Treasury, as well as US government agencies and instrumentalities, corporate, mortgage-backed and asset backed securities, taxable municipal and tax-exempt municipal bonds and liquid Rule 144A securities.

The fund invests primarily in investment-grade fixed income securities rated within the top four credit rating categories. The fund may invest up to 25% of its total assets in US dollar-denominated securities of foreign issuers and governments. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event the portfolio managers determine that securities meeting the fund's investment objective are not readily available for purchase. The fund's investments in foreign issuers are limited to US dollar denominated securities to avoid currency risk.

The portfolio managers utilize a core US fixed income strategy that seeks to add incremental returns to the Barclays Capital US Aggregate Index. In managing the fund, the portfolio managers use a balanced "top-down" and "bottom-up" approach.

The portfolio managers seek pricing changes in a broad range of securities and sectors in order to achieve the fund's investment objective.

Company research is a very important part of the investment process. In selecting individual securities for investment, the portfolio managers:

o assign a relative value, based on creditworthiness, cash flow and price, to each bond;

o determine the intrinsic value of each issue by examining credit, structure, option value and liquidity risks. The managers look to exploit any inefficiencies between intrinsic value and market trading price;

o use credit analysis to determine the issuer's ability to pay interest and repay principal on its bonds; and

o subordinate sector weightings to individual bonds that may add above-market value.

Derivatives. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The fund may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the fund may use futures, swaps and options.

Securities Lending. The fund may lend its investment securities in an amount up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.



                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group
January 28, 2009
DTXIF1-3602



Effective on or about February 27, 2009, the following information replaces information about the portfolio management team in the "Portfolio management" section of the fund's prospectuses:

The following people handle the day-to-day management of DWS Core Fixed Income
Fund:

Kenneth R. Bowling, CFA, Managing Director                        J. Richard Robben, CFA, Vice President
Head of Institutional Fixed Income Investments, Americas:         Portfolio Manager for Institutional Fixed Income: Louisville.
Louisville.                                                        o Joined Deutsche Asset Management in March 2007 after 11
 o Joined Deutsche Asset Management in 2007 after 14 years of        years of experience at INVESCO Institutional, most recently
   experience at INVESCO where he was most recently director         as senior portfolio manager for LIBOR-related strategies and
   of US fixed Income.                                               head of portfolio construction group for North American
 o BS and MEng from University of Louisville.                        Fixed Income.
                                                                   o BA from Bellarmine University.
Jamie Guenther, CFA, Managing Director
Head of Institutional Credit: Louisville.                         David Vignolo, CFA, Vice President
 o Joined Deutsche Asset Management in 2007 after 25 years of     Portfolio and Sector Manager for Institutional Fixed Income:
   experience, most recently as head of Credit Research and       Louisville.
   CDO/CSO Credit for INVESCO. Prior to that he was head of        o Joined Deutsche Asset Management in March 2007 after 20
   financial institution investment research at Duff & Phelps        years of experience that included head of corporate bond
   Investment Research. Before that he was a global security         trading and portfolio manager for INVESCO and Conning Asset
   analyst for Alexander & Alexander. He began his career in         Management Co., and corporate bond trader and portfolio
   1982 at Touche Ross Financial Consulting.                         manager for ANB Investment Management Co.
 o BBA from Western Michigan University.                           o BS from Indiana University; MBA from Case Western Reserve
                                                                     University.
John Brennan, Director
Portfolio and Sector Manager for Institutional Fixed Income:      J. Kevin Horsley, CFA, CPA, Director
Louisville.                                                       Credit Analyst for Institutional Fixed Income: Louisville.
 o Joined Deutsche Asset Management in March 2007 after 14         o Joined Deutsche Asset Management in March 2007 after 13
   years of experience at INVESCO and Freddie Mac. Prior to          years of experience, of which 11 were at INVESCO as senior
   joining was head of Structured Securities sector team for         analyst for a variety of credit sectors. He also has
   INVESCO and before that was senior fixed income portfolio         experience in the structured securities market (asset-backed
   manager at Freddie Mac specializing in MBS, CMBS,                 and commercial mortgage-backed securities), and in research
   collateralized mortgage obligations, ARMS, mortgage               coverage of foreign exchange markets, corporate finance,
   derivatives, US Treasuries and agency debt.                       market planning in the telecom sector, and in public
 o BS from University of Maryland; MBA from William & Mary.          accounting.
                                                                   o BA from Transylvania University; MBA from Owen Graduate
Bruce Harley, CFA, CEBS, Director                                    School of Management, Vanderbilt University.
Portfolio and Sector Manager for Institutional Fixed Income:
Louisville.                                                       Stephen Willer, CFA, Vice President
 o Joined Deutsche Asset Management in March 2007 after 18        Portfolio manager for Institutional Fixed Income: Louisville.
   years of experience at INVESCO where he was head of             o Joined Deutsche Asset Management in March 2007 after 13
   Governments and Derivatives, responsible for positioning          years of experience, 11 of which were at AMVESCAP, INVESCO
   for US duration and term structure; Government and futures        Institutional, where he was CDO portfolio manager
   trading.                                                          responsible for structuring, pricing and managing corporate
 o BS in Economics from University of Louisville.                    credit CSOs, developing CDS based trading strategies and
                                                                     vehicles, and Alpha decisions for CDS index trading. He
                                                                       started his career as a financial analyst at Providian
                                                                       Capital Management.
                                                                     o BS in Finance/Economics from the University of Richmond.









               Please Retain This Supplement for Future Reference



January 28, 2009
DTXIF1-3602